World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	150,256,670.80	14,006
Yield Supplement Overcollateralization Amount at 08/31/15	1,427,002.30	0
Receivables Balance at 08/31/15	151,683,673.10	14,006
Principal Payments	8,069,849.90	381
Defaulted Receivables	167,423.32	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	1,284,775.03	0
Pool Balance at 09/30/15	142,161,624.85	13,615

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	20.08%

Prepayment ABS Speed	1.20%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.55%
Weighted Average Remaining Term	29.83

Delinquent Receivables:
Past Due 31-60 days	2,962,653.08	204
Past Due 61-90 days	797,252.19	59
Past Due 91 + days	136,733.82	14
Total	3,896,639.09	277

Total 31+ Delinquent as % Ending Pool Balance	2.74%

Recoveries	106,206.33

Aggregate Net Losses/(Gains) - September 2015	61,216.99
Current Net Loss Ratio (Annualized)	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Flow of Funds	$ Amount

Collections	8,629,427.18
Advances	(4,890.46)
Investment Earnings on Cash Accounts	1,255.21
Servicing Fee	(126,403.06)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,499,388.87

Distributions of Available Funds
(1) Class A Interest	83,452.84
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,099,064.50
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	308,221.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,499,388.87

Servicing Fee	126,403.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 09/15/15	143,260,689.35
Principal Paid	8,095,045.95
Note Balance @ 10/15/15	135,165,643.40

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-3
Note Balance @ 09/15/15	21,403,689.35
Principal Paid	8,095,045.95
Note Balance @ 10/15/15	13,308,643.40
Note Factor @ 10/15/15	7.5617292%

Class A-4
Note Balance @ 09/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	107,515,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	14,342,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	96,121.61
Total Principal Paid	8,095,045.95
Total Paid	8,191,167.56

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	10,880.21
Principal Paid	8,095,045.95
Total Paid to A-3 Holders	8,105,926.16

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1405581
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8373373
Total Distribution Amount	11.9778954

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0618194
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.9945793
Total A-3 Distribution Amount	46.0563987

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	135.77
Noteholders' Principal Distributable Amount	864.23

Account Balances	$ Amount

Advances
Balance as of 08/31/15	37,397.12
Balance as of 09/30/15	32,506.66
Change	(4,890.46)

Reserve Account
Balance as of 09/15/15	1,748,995.36
Investment Earnings	215.64
Investment Earnings Paid	(215.64)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36